Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

PositiveID Corporation, including its wholly-owned subsidiaries PositiveID Diagnostics Inc. (f/k/a Microfluidic Systems) (“PDI”) and E-N-G Mobile Systems, Inc. (“ENG”), and Thermomedics, Inc. (“Thermomedics”), which the Company contractually controls (collectively, the “Company” or “PositiveID”), develops molecular diagnostic systems for bio-threat detection and rapid medical testing; manufactures specialty mobile labs and communication vehicles; and markets the Caregiver® non-contact clinical thermometer. The Company is currently developing Firefly Dx, an automated pathogen detection system for rapid diagnostics, both for clinical and point-of-need applications.

Authorized Common Stock

As of June 30, 2016, the Company was authorized to issue 3.895 billion shares of common stock. On February 25, 2016, the Company filed the Seventh Amendment to the Second Amended and Restated Certificate of Incorporation, as amended, with the State of Delaware to increase the number of authorized common shares to 3.895 billion shares, from 1.97 billion shares. On June 27, 2016, the Company’s Board of Directors approved a reverse stock split in the ratio of 1-for-50 and the Company filed the Eighth Certificate of Amendment to its Second Amended and Restated Certificate of Incorporation, as amended, with the Secretary of State of the State of Delaware to affect the reverse stock split. The reverse split only affected outstanding common stock and the number of authorized shares was not adjusted. On July 5, 2016, the reverse stock split became effective. All share amounts in our historical financial statements have been adjusted to reflect the 1-for-50 reverse stock split (see Note 10).

Going Concern

The Company’s unaudited consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of June 30, 2016, we had a working capital deficiency of approximately $12 million and a stockholders’ deficit of approximately $13.4 million, compared to a working capital deficit of approximately $10.7 million and a stockholders’ deficit of approximately $11.8 million as of December 31, 2015. The increase in the working capital deficit was primarily due to operating losses for the period and capital raised through convertible debt financings that was spent on operations.

We have incurred operating losses prior to and since the merger that created PositiveID. The operating losses during 2015 and for the three and six months ending June 30, 2016 are the result of research and development expenditures, selling, general and administrative expenses related to our molecular diagnostics and Caregiver® products. We expect our operating losses to continue through 2016. These conditions raise substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our ability to obtain financing to fund the continued development of our products and to support working capital requirements. Until we are able to achieve operating profits, we will continue to seek to access the capital markets. In 2015 and for the first six months of 2016, we raised approximately $5.9 and $1.9 million, respectively from the issuance of convertible debt.

The Company intends to continue to access capital to provide funds to meet its working capital requirements for the near-term future. In addition, and if necessary, the Company could reduce and/or delay certain discretionary research, development and related activities and costs. However, there can be no assurances that the Company will be able to negotiate additional sources of equity or credit for its long-term capital needs. The Company’s inability to have continuous access to such financing at reasonable costs could materially and adversely impact its financial condition, results of operations and cash flows, and result in significant dilution to the Company’s existing stockholders. The Company’s consolidated financial statements do not include any adjustments relating to recoverability of assets and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.

Basis of Presentation

The accompanying condensed consolidated balance sheet as of December 31, 2015 has been derived from the Company’s audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2015. The accompanying unaudited condensed consolidated financial statements for the three and six months ended June 30, 2016 and 2015 have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information not misleading. In the opinion of the Company’s management, all adjustments (including normal recurring adjustments) necessary for a fair presentation for the periods presented have been reflected as required by Regulation S-X, Rule 10-01.

The unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2016 are not necessarily indicative of the results that may be expected for the entire year. These statements should be read in conjunction with the consolidated financial statements and related notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015.

New Accounting Pronouncements

There are no new accounting pronouncements during the six months ended June 30, 2016 that affect the consolidated financial position of the Company or the results of its operations. Accounting Standard Updates which are not effective until after June 30, 2016, including the pronouncements discussed below, are not expected to have a significant effect on the Company’s consolidated financial position or results of its’ operations.

ASU 2016-12:

In May 2016, FASB issued Accounting Standards Update (“ASU”), 2016-12— Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients. The amendments in this Update affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements for Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, defers the effective date of Update 2014-09 by one year.

ASU 2016-10:

In April 2016, FASB issued Accounting Standards Update (“ASU”), 2016-10—Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing. The amendments in this Update affect the guidance in Accounting Standards Update 2014-09, Revenue from Contracts with Customers (Topic 606), which is not yet effective. The effective date and transition requirements for the amendments in this Update are the same as the effective date and transition requirements in Topic 606 (and any other Topic amended by Update 2014-09). Accounting Standards Update 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, defers the effective date of Update 2014-09 by one year to annual reporting periods beginning after December 15, 2017. This updated guidance is not expected to have a material impact on our results of operations, cash flows or financial condition.

ASU 2016-09:

In March 2016, FASB issued Accounting Standards Update (“ASU”), 2016-09— “Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting”. For public business entities, the amendments are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. For all other entities, the amendments are effective for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted for any entity in any interim or annual period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. An entity that elects early adoption must adopt all of the amendments in the same period. This updated guidance is not expected to have a material impact on our results of operations, cash flows or financial condition.

ASU 2016-02:

In February 2016, FASB issued Accounting Standards Update (“ASU”), 2016-02— “Leases (Topic 842), Section A—Leases: Amendments to the FASB Accounting Standards Codification®; Section B—Conforming Amendments Related to Leases: Amendments to the FASB Accounting Standards Codification®; Section C—Background Information and Basis for Conclusions”. Effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, for any of the following:

1.	A public business entity

2.	A not-for-profit entity that has issued, or is a conduit bond obligor for, securities that are traded, listed, or quoted on an exchange or an over-the-counter market

3.	An employee benefit plan that files financial statements with the U.S. Securities and Exchange Commission (SEC).

For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application of the amendments in this Update is permitted for all entities. This updated guidance is not expected to have a material impact on our results of operations, cash flows or financial condition.

AUS 2015-11:

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory, which requires an entity to measure most inventory at the lower of cost and net realizable value, thereby simplifying the current guidance under which an entity must measure inventory at the lower of cost or market. The accounting standard is effective prospectively for annual periods beginning after December 15, 2016, and interim periods therein. Early adoption is permitted as of the beginning of an interim or annual reporting period. The Company is currently evaluating the impact of this accounting standard.

ASU 2014-15:

In August 2014, the FASB” issued Accounting Standards Update 2014-15, “Presentation of Financial Statements - Going Concern (Subtopic 205-40); Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. This update requires management of the Company to evaluate whether there is substantial doubt about the Company’s ability to continue as a going concern. This update is effective for the annual period ending after December 15, 2016, and for annual and interim periods thereafter. Early adoption is permitted. The Company does not expect this standard to have an impact on the Company’s consolidated financial statements upon adoption.

ASU 2014-09:

In June 2014, FASB issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers”. The update gives entities a single comprehensive model to use in reporting information about the amount and timing of revenue resulting from contracts to provide goods or services to customers. The proposed ASU, which would apply to any entity that enters into contracts to provide goods or services, would supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, the update would supersede some cost guidance included in Subtopic 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts. The update removes inconsistencies and weaknesses in revenue requirements and provides a more robust framework for addressing revenue issues and more useful information to users of financial statements through improved disclosure requirements. In addition, the update improves comparability of revenue recognition practices across entities, industries, jurisdictions, and capital markets and simplifies the preparation of financial statements by reducing the number of requirements to which an entity must refer. The update is effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. This updated guidance is not expected to have a material impact on our results of operations, cash flows or financial condition.

1. Organization

PositiveID Corporation, including its wholly-owned subsidiaries Microfluidic Systems (“MFS”) and E-N-G Mobile Systems, Inc. (“ENG”), and Thermomedics, Inc. (“Thermomedics”), which the Company contractually controls (collectively, the “Company” or “PositiveID”), develops molecular diagnostic systems for bio-threat detection and rapid medical testing; markets the Caregiver® non-contact clinical thermometer; and manufactures specialty mobile labs and communication vehicles. The Company’s fully automated pathogen detection systems and assays are designed to detect a range of biological threats. The Company’s M-BAND (Microfluidic Bio-agent Autonomous Networked Detector) system is an airborne bio-threat detection system developed for the homeland defense industry, to detect biological weapons of mass destruction. The Company is developing Firefly Dx, an automated pathogen detection system for rapid diagnostics, both for clinical and point-of-need applications.

Authorized Common Stock

As of December 31, 2015, the Company was authorized to issue 3.9 billion shares of common stock. On April 30, 2015, the Company filed the Sixth Amendment to the Second Amendment and Restated Certificate of Incorporation, as amended, with the State of Delaware to increase the number of authorized common shares to 1.97 billion shares. On February 25, 2016, the Company filed the Seventh Amendment to the Second Amendment and Restated Certificate of Incorporation, as amended, with the State of Delaware to increase the number of authorized common shares to 3.9 billion shares. The change in authorized shares is retrospectively reflected on the consolidated balance sheet.

Going Concern

The Company’s consolidated financial statements have been prepared assuming the Company will continue as a going concern. As of December 31, 2015, we had a working capital deficiency of approximately $10.7 million and a stockholders’ deficit of approximately $11.8 million, compared to a working capital deficit of approximately $8.1 million and a stockholders’ deficit of approximately $8.4 million as of December 31, 2014. The increase in the working capital deficit was primarily due to operating losses for the period and capital raised through convertible debt financings.

We have incurred operating losses prior to and since the merger that created PositiveID. The current 2015 operating losses are the result of research and development expenditures, selling, general and administrative expenses related to our molecular diagnostics and detection and Caregiver products. We expect our operating losses to continue through 2016. These conditions raise substantial doubt about our ability to continue as a going concern.

Our ability to continue as a going concern is dependent upon our ability to obtain financing to fund the continued development of our products and to support working capital requirements. Until we are able to achieve operating profits, we will continue to seek to access the capital markets. In 2014 and 2015, we raised approximately $2.7 and $5.9 million, respectively from the issuance of convertible preferred stock and convertible debt.

The Company intends to continue to access capital to provide funds to meet its working capital requirements for the near-term future. In addition and if necessary, the Company could reduce and/or delay certain discretionary research, development and related activities and costs. However, there can be no assurances that the Company will be able to negotiate additional sources of equity or credit for its long-term capital needs. The Company’s inability to have continuous access to such financing at reasonable costs could materially and adversely impact its financial condition, results of operations and cash flows, and result in significant dilution to the Company’s existing stockholders. The Company’s consolidated financial statements do not include any adjustments relating to recoverability of assets and classifications of assets and liabilities that might be necessary should the Company be unable to continue as a going concern.